Derivative liability - Summary of derivative liability (Details) (USD $)	12 Months Ended			45 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Schedule Of Derivative Liabilities [Roll Forward]
Opening balance	$ 121,000	$ 106,146
Issuance of units	3,681,372	333,356
Dividend warrant liability acquired on reverse acquisition	2,041,680
Warrants issued for services	124,020	49,379
Change in fair value of derivative liability	(1,324,051)	(318,502)		(1,642,553)
Reclassification to equity upon exercise of warrants	(241,715)
Closing balance	$ 4,402,306	$ 121,000	$ 106,146	$ 4,402,306